Other components of equity	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Other components of equity
26.	Other components of equity

(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Balance at the beginning	US$	(781.5)	Rs.	(50,933.2)	Rs.	45,936.6	Rs.	28,887.9
Exchange differences arising on translating the net assets of foreign operations (net)		1,476.2		96,211.5		(93,822.8)		16,758.7
Net change in translation reserve – equity accounted investees (net)		63.1		4,110.5		(3,047.0)		290.0

Balance at the end	US$	757.8	Rs.	49,388.8	Rs.	(50,933.2)	Rs.	45,936.6

(b)	The movement of Available-for-sale investments reserve is as follows:

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Balance at the beginning	US$	16.3	Rs.1,062.8	Rs.274.6	Rs.280.6
Gain/(loss) arising on revaluation of available-for-sale investments (net)		8.6	565.8	905.6	23.9
Income tax relating to gain/loss arising on revaluation of available-for-sale investments (net), where applicable		(0.2)	(16.2)	(16.0)	(16.6)
Cumulative (gain)/loss reclassified to profit or loss on available-for-sale investments (net)		(2.6)	(169.2)	(143.9)	(22.0)
Income tax relating to cumulative gain/loss reclassified to profit or loss on available-for-sale investments (net), where applicable		0.7	45.2	42.5	7.6
Net change in share of available-for-sale investments reserves – equity accounted investees (net)		(1.0)	(66.3)	—	1.1

Balance at the end	US$	21.8	Rs.1,422.1	Rs.1,062.8	Rs.274.6

(c)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Balance at the beginning	US$	(3,268.7)	Rs.	(213,038.1)	Rs.	(84,860.0)	Rs.	(88,603.2)
Gain/(loss) recognized on cash flow hedges		1,603.6		104,519.0		(266,264.8)		(12,677.6)
Income tax relating to gain/loss recognized on cash flow hedges		(301.0)		(19,616.7)		50,952.5		1,982.5
(Gain)/loss reclassified to profit or loss		1,573.3		102,536.7		108,817.5		18,047.9
Income tax relating to gain/loss reclassified to profit or loss		(298.9)		(19,482.0)		(21,683.3)		(3,609.6)

Balance at the end	US$	(691.7)	Rs.	(45,081.1)	Rs.	(213,038.1)	Rs.	(84,860.0)

(d)	Summary of Other components of equity:

	As at March 31,
	2018		2018		2017		2016
	(In millions)
Currency translation reserve	US$	757.8	Rs.	49,388.8	Rs.	(50,933.2)	Rs.	45,936.6
Available-for-sale investments reserve		21.8		1,422.1		1,062.8		274.6
Hedging reserve		(691.7)		(45,081.1)		(213,038.1)		(84,860.0)

Total	US$	87.9	Rs.	5,729.8	Rs.	(262,908.5)	Rs.	(38,648.8)